Accounting policies, changes in accounting estimates and errors	12 Months Ended
Dec. 31, 2024
Disclosure of voluntary change in accounting policy [abstract]
Revenue and income
2.17.    Revenue and income
Revenue from contract with customers is recognized as control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services in the ordinary course of PagSeguro Group’s activities. Revenue is presented net of sales and excise taxes and returns.
PagSeguro Group’s revenue from contract with customers substantially comprises:
•Revenue from transaction activities and other services: Revenue from fees charged for intermediation of electronic payments, and other services such as prepaid cards, which are recognized at the time the purchase is approved by the financial institution.
•Revenues from fees charged for intermediation of electronic payments are recognized on a gross basis and related transaction costs are recognized as Cost of sales and services, since PagSeguro Group is the principal in the intermediation transaction. PagSeguro Group has primary responsibility for providing the services to customers and directly sets the prices for such services, independently from the related transaction costs agreed between PagSeguro Group and the card schemes or card issuers.
•Revenue from membership fee: The Company charges a non-refundable membership fee at the inception of the contract with customers that provides access to the PagSeguro Group ecosystem. Revenue related to the non-refundable membership fee has been deferred according to the PagSeguro clients’ internal metrics and recognized in deferred revenues over time.
•Revenue from credit operations: The Company recognizes income earned on a daily pro-rata basis. Income from credit operations due and overdue before entering in stop accrual is recorded in revenue from transaction activities and services. After stop accrual will only be recognized income when actually received.
•Income is mostly comprised of financial income recognized because of the discount rate charged on the early payments of payables to third parties (merchants). The income is recognized at the time the merchant receives the payment for the sale in installments on an early payment basis, and it is recorded as financial income in the statement of income.

Basis of consolidation
2.2.    Basis of consolidation
PagSeguro Group consolidates all entities over which it has control. Control is achieved when PagSeguro Group is exposed or has rights to variable returns with its involvement with the investee and can affect those returns through its power over the investee’s relevant activities.
Subsidiaries are all entities over which PagSeguro Digital has control. Subsidiaries are fully consolidated from the date PagSeguro Group obtains control of the subsidiary and ceases when PagSeguro Group loses control of the subsidiary. The subsidiaries included in the consolidation are described in Note 4.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

Foreign currencies
2.3.    Foreign currencies
i)Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date.
Foreign exchange gains and losses resulting from the settlement of these transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of income.
Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.
2.    Presentation and preparation of the consolidated financial statements and significant accounting policies (Continued)
ii)Group companies
On consolidation, the assets and liabilities of foreign operations are translated into Reais at the rate of exchange prevailing at the reporting date and their statements of profit or loss are translated at exchange rates prevailing at the dates of the transactions.
The exchange differences arising on translation for consolidation are recognized in OCI. On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is reclassified to profit or loss.

Cash and cash equivalents
2.4.    Cash and cash equivalents
Cash and cash equivalents are held for the purpose of meeting short-term cash needs and not for investment or any other purposes. PagSeguro Group classifies as cash equivalents a financial investment that can be immediately converted into a known amount of cash and is subject to immaterial risk of change in value. PagSeguro Group classifies financial instruments with original maturities of three months or less as cash equivalents.
Financial instruments—initial recognition and subsequent measurement
2.5.    Financial instruments - initial recognition and subsequent measurement
i)Financial assets
Initial recognition and measurement
Financial assets are classified, at initial recognition and subsequently measured at amortized cost, fair value through other comprehensive income (“OCI”), and fair value through profit or loss. The classification depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. The Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs.
For a financial asset to be classified and measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are ‘solely payments of principal and interest (“SPPI”) on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.
The Group’s business model for managing financial assets refers to how it manages its financial assets to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets to collect contractual cash flows while financial assets classified and measured at fair value through OCI are held within a business model with the objective of both holding to collect contractual cash flows and selling (such as the financial investment disclosed on Note 7).
Financial assets include cash and cash equivalents, financial investments, compulsory reserves, receivables from related parties, accounts receivable, judicial deposits and other receivables.
Subsequent measurement
The subsequent measurement of financial assets depends on their classification, which may be (i) financial assets at amortized cost; (ii) financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments); and (iii) financial assets at fair value through profit or loss.
2.    Presentation and preparation of the consolidated financial statements and significant accounting policies (Continued)
Financial assets at amortized cost
Financial assets at amortized cost relating to debt instruments are subsequently measured using the effective interest method and are subject to impairment. Financial assets at amortized cost relating to equity instruments are measured at cost of acquisition. Gains and losses are recognized in profit or loss when the asset is derecognized, modified, or impaired.
The Group’s financial assets at amortized cost includes cash and cash equivalents, accounts receivable, judicial deposits, financial investments, compulsory reserve, receivables from related parties, and other receivables.
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss are presented at fair value in the balance sheet, with the corresponding gains or losses recognized in the statement of income. The Group does not hold any financial asset within this category.
Financial assets at fair value through OCI
For debt instruments at fair value through OCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the statement of profit or loss and computed in the same manner as for financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI. Upon derecognition, the cumulative fair value change recognized in OCI is recycled to profit or loss.
The Group’s debt instruments at fair value through OCI includes investments in Brazilian Treasury Bonds as disclosed in Note 7, 8 and Accounts Receivable in Note 9. The Group has identified certain receivables from Card Issuers and Acquirers which are managed separately. The Group assessed that the appropriate business model of some Card Issuers and Acquirers originated after September of 2024 which is held by the Group as part of liquidity management is held to collect and sell and measured at fair value thorough other comprehensive income (FVOCI).
Upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity instruments designated at fair value through OCI when they meet the definition of equity under IAS 32 Financial Instruments: Presentation and are not held for trading. The classification is determined on an instrument-by-instrument basis. Gains and losses on these financial assets are never recycled to profit or loss. The Group does not hold any financial asset within this category.
Derecognition
A financial asset or, where applicable, a part of a financial asset or part of a group of similar financial assets, is derecognized when:
•The rights to receive cash flows from the asset expire; or
•PagSeguro Group transfers its rights to receive cash flows from the asset or assumes an obligation to pay the received cash flows in full to a third party under a “pass-through” arrangement; and (a) transfers virtually all the risks and benefits of the asset, or (b) neither transfers nor retains virtually all the risks and benefits of the asset, but transfers control of the asset.
When PagSeguro Group has transferred its rights to receive cash flows from an asset and has not transferred or retained substantially all the risks and benefits of the asset, this asset is recognized to the extent of PagSeguro Group’s continuing involvement in the asset. In such case, PagSeguro Group also recognizes an associated liability.
The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that PagSeguro Group has retained.
2.    Presentation and preparation of the consolidated financial statements and significant accounting policies (Continued)
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of the consideration that PagSeguro Group may be required to repay.
ii)Impairment of financial assets
PagSeguro Group assesses at the balance sheet date, if there is significantly increase on credit risk of financial instruments since initial recognition that a financial asset or a group of financial assets is impaired. The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments at amortized cost. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
ECLs are recognized in three stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).
The Group applies a credit risk policy taking into consideration the possibility of default by: (a) the card issuers, which have the obligation of transferring to the credit and debit card labels the fees charged for the transactions carried out by their card holders, and/or (b) the acquirers, which are used by the PagSeguro Group to approve transactions with the issuers. To mitigate this risk, the PagSeguro Group has established a Credit and Liquidity Risk Committee, whose responsibility is to assess the level of risk of each of the card issuers served by PagSeguro Group, as discussed in Note 29.
For debt instruments at fair value through OCI, the Group applies at every reporting date, the Group evaluates whether the debt instrument is considered to have low credit risk using all reasonable and supportable information that is available without undue cost or effort. In making that evaluation, the Group reassesses the internal credit rating of the debt instrument. The Group’s debt instruments at fair value through OCI comprise investments in Brazilian Treasury Bonds and Accounts receivable, considered to be low credit risk investments.
iii)Financial liabilities
Initial recognition and measurement
Financial liabilities are classified at initial recognition, as financial liabilities at fair value through profit or loss, or amortized cost. PagSeguro Group determines the classification of its financial liabilities at initial recognition.
Financial liabilities include payables to third parties, checking accounts, banking issuances, payables to related parties, trade payables and other payables.
Subsequent measurement
The subsequent measurement of financial liabilities depends on their classification, which may be as follows:
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss include held-for-trading financial liabilities and financial liabilities designated at fair value through profit or loss at initial recognition. Financial liabilities and corresponding specific derivative entered with the objective of protecting against fair value exposure risk are also designated at cash flow hedge and fair value hedge.
2.    Presentation and preparation of the consolidated financial statements and significant accounting policies (Continued)
Financial liabilities are classified as held-for-trading if acquired for sale in the short term. This category includes derivative financial instruments which do not meet the hedge accounting criteria defined by IFRS 9 - Financial Instruments.
Gains and losses on held-for-trading liabilities are recognized in the statement of income.
Financial liabilities at amortized cost
After initial recognition, interest-bearing borrowings are subsequently measured at amortized cost, using the effective interest rate method, and are recognized in the statement of income.
Amortized cost is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in “Financial expenses” in the statement of income.
Derecognition
A financial liability is derecognized when the obligation is discharged, canceled, or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and recognition of a new liability, and the difference in the respective carrying amounts is recognized in the statement of income.
iv)Financial instruments - offsetting
Financial assets and liabilities are presented net in the balance sheet if, and only if, there is an existing and enforceable legal right to offset the amounts recognized and an intention to offset or to realize the asset and settle the liability simultaneously.
v)Fair value of financial instruments
The fair value of financial instruments actively traded in organized markets is determined based on quoted market prices at the balance sheet date, without a deduction of transaction costs.
The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These techniques include the use of recent arm’s length transactions, reference to other similar instruments, discounted cash flow analysis or other valuation methods.
vi)Current versus non-current classification
The PagSeguro Group presents financial assets and liabilities in the balance sheet based on current and non-current classification. An asset is current when it is: (i) expected to be realized or intended to be sold or consumed in the normal operating cycle; (ii) held primarily for the purpose of trading; (iii) expected to be realized within twelve months after the reporting period; or (iv) cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period. All other assets are classified as non-current.
A liability is current when: (i) it is expected to be settled in the normal operating cycle; (ii) it is held primarily for the purpose of trading; (iii) it is due to be settled within twelve months after the reporting period; or (iv) there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.
2.    Presentation and preparation of the consolidated financial statements and significant accounting policies (Continued)
vii)Derivative Financial Instruments
Derivatives are initially recognized at fair value on the date a derivative contract is entered, and they are subsequently remeasured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedge accounting and, if so, the nature of the item being hedged.
At inception of the hedge accounting, the group documents the economic relationship between hedging instruments and hedged items, including whether changes in the cash flows of the hedge accounting are expected to offset changes in the cash flows of hedged items.
If the hedge no longer meets the criteria for hedge accounting, the adjustment to the carrying amount of a hedged item for which the effective interest method is used is amortized to profit or loss over the remaining period until maturity, using a recalculated effective interest rate.

Accounts receivable
2.6.    Accounts receivable
Accounts receivable include mainly (i) the receivables from credit/debit card issuers and acquirers originated from transactions through PagSeguro Group payment platform and (ii) loans, credit card receivables and payroll loans and other credit operations. If the term is equivalent to one year or less, accounts receivable is classified as current assets, if not, as non-current assets.
For debit and credit cards receivables from the clients, since they are comprised of transactions approved by large financial institutions that have a low overall risk level based on ratings received from major credit rating agencies, the PagSeguro Group assess it’s expected credit risk as low. This assessment is constantly updated considering other external factors, such as credit ratings assigned by FITCH, S&P and Moody's.
PagSeguro Group incurs financial expenses when an election to receive early payment of accounts receivable from financial institutions is made. This financial expense is recognized at the time the financial institution agrees to liquidate the accounts receivable due in installments on a prepaid basis, and it is recorded as Financial expenses in the statement of income.
For loans, credit card receivables and payroll loans and other credit operations, the methodology for determining the allowance for impairment loss is periodically reviewed, and calculated based on the multiplication of the following factors:
•Probability of Default (PD): probability of the counterparty not meeting its contractual payment obligations;
•Exposure at Default (EAD): amount exposed to credit risk at default; and
•Loss Given Default (LGD): percentage of the exposure that is not expected to be recovered in the event of default.
Pagseguro Group uses a credit risk rating model that assesses the risk of insolvency and default of counterparties, the methodologies and rules of which are defined in internal rules and policies. The main purpose of this credit risk rating model is to rate the likelihood of a customer to default, called Probability of Default (PD), by using objective factors that combine the economic and financial information on the customer and its economic group with the accessory guarantees offered for the operations: significant financial difficulty of the issuer or debtor; high probability of bankruptcy or composition with creditors or financial reorganization; breach of contract, such as a default or arrears in interest or principal payments; debt renegotiation; and the disappearance of an active market.
The PD is set for each business segment established by PagSeguro, which segregation is mainly based on customer size, so that customers with similar behavior and PD are grouped.
2.    Presentation and preparation of the consolidated financial statements and significant accounting policies (Continued)
The weighting of objective factors plus the analysis of the coverage percentage of accessory guarantees leads to the customer rating this allows the grouping of customers with similar credit risks and classification into one of the following stages:
•Stage 1: comprises the credit portfolio that have not shown significant increase in credit risk since initial recognition, or that showed a low credit risk at the reporting date of the financial statement. It requires the recognition of an allowance related to the expected credit losses resulting from default events that are possible within 12 months after the reporting date (12-month expected credit losses).
•Stage 2: comprises the credit portfolio that have shown significant increase in credit risk since initial recognition, but that did not show probability of the counterparty not meeting its contractual payment obligations. It requires the recognition of an allowance at the amount of the expected credit losses considering default events that are possible over the expected lifetime of the transaction.
•Stage 3: comprises the credit portfolio that show probability of the counterparty not meeting its contractual payment obligations. It requires the recognition of an allowance at the amount of the expected credit losses considering default events that are possible over the expected lifetime of the transaction.
In addition to the above-described internal policies and rules, used for calculating the necessary allowance requirements, the recognition of the allowance for impairment also takes into consideration prospective information and scenarios established by Pagseguro, as follows: change in macroeconomic scenarios which impact in the calculation mode, such as, unemployment rate, Gross Domestic Product (GDP), score to credit cards, inflation rate, debt rate and score to loans. Macroeconomic scenarios also involve inherent risks, market uncertainties and other factors that may give rise to results different from those expected.
Finally, in addition to the methodology for calculating the allowance for impairment (EAD x PD x LGD), Pagseguro takes into consideration any other factor that may not be reached by such methodology, applying such factor to the individual transaction level. In this assessment, management has considered forward looking information and assumptions as the historical loss experience, credit quality and guarantees, economic factors and estimated future cash flows, which could impact the calculation model for provisioning expected credit losses.
An asset or group of financial assets is impaired and impairment loss is incurred if: there is probability of the counterparty not meeting its contractual payment obligations as a result of one or more events that occurred after the initial recognition of the asset (a "loss event"); such loss event (or events) effectively impact the estimated future cash flows of the operation; and the loss can be reliably estimated.
If, in a subsequent period, the amount of the loss decreases and is objectively related to an event occurring after the loss recognition (such as an upgrade in the debtor'’s credit rating), the previously recognized loss is reversed by adjusting the allowance.

Inventories
2.7.    Inventories
Inventories consist of POS devices. Inventories are stated at historical cost. The Company used the average cost method to account for inventories' cost and corresponding provision for losses is recognized when sale value is lower than its purchase cost.

Property and equipment
2.8.    Property and equipment
Property and equipment is stated at historical cost, net of accumulated depreciation and accumulated impairment losses, if any. Historical cost includes expenditures that are directly attributable to the acquisition of the items and may also include finance costs related to the acquisition of qualifying assets.
2.    Presentation and preparation of the consolidated financial statements and significant accounting policies (Continued)
Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with these costs will flow to PagSeguro Group and that such benefits can be reliably measured.
The carrying amount of replaced items or parts is derecognized. All other repairs and maintenance expenses are charged to the statement of income during the year in which they are incurred.
The assets’ residual values and useful lives are reviewed at the end of each reporting period, and adjusted on a prospective basis, if appropriate. Depreciation is calculated using the straight-line method, based on the estimated useful lives, as shown below:

Data processing equipment (includes the POS devices)	2.5 to 5 years
Building leasings	5 to 10 years
Machinery and equipment	5 to 10 years
Other assets	5 to 10 years
During 2024, the Company reviewed the estimated useful lives of these assets and no significant change was identified.
An item of property and equipment is derecognized upon disposal or when future economic benefits are expected from its use or disposal. Any gain or loss on disposal (calculated as the difference between the net disposal proceeds with the carrying amount of the asset) is recognized within “Other (expenses) income, net” in the statement of income when an asset is derecognized.
An asset’s carrying amount is immediately written down to its recoverable amount when the asset’s carrying amount is greater than its estimated recoverable amount. See note 2.10.